SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.         SUBSEQUENT EVENTS

Settlement of Shareholder Derivative Action

On October 25, 2025, a Stipulation of Settlement (the “Settlement”) was entered into, resolving a shareholder derivative action (the “Action”) previously pending in the New York State Supreme Court. The Action was commenced by certain shareholders (the “Plaintiffs”) against certain of the Company’s executives and their affiliates (the “Defendants”), with the Company named as a nominal defendant. Pursuant to the terms of the Settlement, the Defendants have agreed to (i) pay aggregate cash consideration of US$30.0 million (the “Monetary Consideration”) into a settlement fund and (ii) deliver 20,471,063 shares of CIH Holdings Limited (the “CIH Consideration”) to the Company.

The Monetary Consideration, net of any court-approved attorneys’ fees and expenses, is designated for pro rata distribution to the Company’s minority shareholders (excluding the Defendants and related parties). The Settlement provides that the Company shall not be required to contribute any funds toward the Monetary Consideration. The Company expects to recognize the CIH Consideration as a non-cash gain upon delivery, subsequent to the effective date of the Settlement. The Settlement also requires the Company to implement certain corporate governance enhancements. The Settlement is subject to approval by the Court. The Company evaluated this matter as a nonrecognized subsequent event; accordingly, no adjustment has been recorded to the consolidated financial statements as of December 31, 2024.

Pledge of equity interest in a subsidiary

In November 2025, Wuhan Tuoshi Fangtianxia Business Service Co., Ltd., an entity controlled by the Company, had its 100% equity interest pledged to Evenstar Advisors Limited. This equity pledge did not have an impact on the Company’s consolidated financial statements for the year ended December 31, 2024.

Bank facilities obtained in 2025

In 2025, the Companny obtained bank facilities from financial institution in PRC, with an aggregate amount of RMB253,050,000, which was secured by the Company's property, equity interests and certain receivables, of which RMB245,050,000 has been withdrawn. Those loans were scheduled to be repaid in one to ten years maturity.